Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2025
Financial instruments by category
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
	Level 1	Level 2
June 30, 2025
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	439,382	52,778	-	492,160	132,767	624,927
Investment in financial assets:
- Public companies’ securities	-	35,450	-	35,450	-	35,450
- Bonds	-	58,737	-	58,737	-	58,737
- Mutual funds	-	134,183	-	134,183	-	134,183
- Others	5,619	6,286	13,770	25,675	-	25,675
Derivative financial instruments:
- Commodities options contracts	-	1,198	-	1,198	-	1,198
- Commodities futures contracts	-	1,916	-	1,916	-	1,916
- Foreign-currency options contracts	-	4,127	-	4,127	-	4,127
- Swaps	-	-	1,912	1,912	-	1,912
- Others	-	97	-	97	-	97
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	193,178	-	-	193,178	-	193,178
- Short-term investments	-	57,677	-	57,677	-	57,677
Total assets	638,179	352,449	15,682	1,006,310	132,767	1,139,077
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
	Level 1
June 30, 2025
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	253,890	-	253,890	154,004	407,894
Borrowings (Note 22)	1,343,112	-	1,343,112	-	1,343,112
Derivative financial instruments:
- Commodities options contracts	-	2	2	-	2
- Commodities futures contracts	-	2,616	2,616	-	2,616
- Foreign-currency options contracts	-	162	162	-	162
- Foreign-currency future contracts	-	404	404	-	404
- Swaps	-	4,366	4,366	-	4,366
Lease liabilities (Note 13)	120,306	-	120,306	-	120,306
Total liabilities	1,717,308	7,550	1,724,858	154,004	1,878,862
	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
	Level 1	Level 2	Level 3
June 30, 2024
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	381,205	60,137	-	-	441,342	126,969	568,311
Investment in financial assets:
- Public companies’ securities	123	24,484	-	-	24,607	-	24,607
- Bonds	-	75,391	-	-	75,391	-	75,391
- Mutual funds	-	90,897	387	-	91,284	-	91,284
- Others	7,689	19,058	-	35	26,782	-	26,782
Derivative financial instruments:
- Commodities options contracts	-	4,927	-	-	4,927	-	4,927
- Commodities futures contracts	-	2,118	-	-	2,118	-	2,118
- Foreign-currency options contracts	-	288	-	-	288	-	288
- Foreign-currency future contracts	-	268	-	-	268	-	268
- Swaps	-	-	1,452	-	1,452	-	1,452
- Options on companies	78	-	-	-	78	-	78
- Others	-	1,953	-	-	1,953	-	1,953
Restricted assets (i)	3,792	-	-	-	3,792	-	3,792
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	70,872	-	-	-	70,872	-	70,872
- Short-term investments	-	88,953	-	-	88,953	-	88,953
Total assets	463,759	368,474	1,839	35	834,107	126,969	961,076
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
	Level 1
June 30, 2024
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	269,698	-	269,698	149,442	419,140
Borrowings (Note 22)	1,146,779	-	1,146,779	-	1,146,779
Derivative financial instruments:
- Commodities options contracts	-	933	933	-	933
- Commodities futures contracts	-	1,890	1,890	-	1,890
- Foreign-currency options contracts	-	10,948	10,948	-	10,948
- Foreign-currency future contracts	-	5,180	5,180	-	5,180
- Swaps	-	2,302	2,302	-	2,302
Lease liabilities (Note 13)	111,226	-	111,226	-	111,226
Total liabilities	1,527,703	21,253	1,548,956	149,442	1,698,398

Schedule of book value of financial instruments recognized
	06.30.2025			06.30.2024
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	535,005	(42,845)	492,160	454,069	(12,727)	441,342
Financial liabilities
Trade and other payables	296,735	(42,845)	253,890	282,425	(12,727)	269,698

Schedule of income, expense, gains and losses on financial instruments
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	9,406	-	9,406
Other finance income	13	-	13
Interest and allowances generated by operating assets	7,431	-	7,431
Interest expenses	(69,861)	-	(69,861)
Lease liabilities interest	(1,778)	-	(1,778)
Foreign exchange, net	28,073	-	28,073
Fair value gain on financial assets at fair value through profit or gain	-	99,072	99,072
Gain from repurchase of Non-convertible Notes	731	-	731
Gain on financial instruments derived from commodities	-	10,994	10,994
Loss from derivative financial instruments (except commodities)	-	(14,403)	(14,403)
Other financial costs	(15,112)	-	(15,112)
Net result (i)	(41,097)	95,663	54,566
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	91,081	-	91,081
Interest and allowances generated by operating assets	28,295	-	28,295
Interest expenses	(82,200)	-	(82,200)
Lease liabilities interest	(2,713)	-	(2,713)
Foreign exchange, net	82,416	-	82,416
Fair value gain on financial assets at fair value through profit or gain	-	248,402	248,402
Gain from repurchase of Non-convertible Notes	341	-	341
Gain from commodity derivative financial instruments	-	15,532	15,532
Loss from derivative financial instruments (except commodities)	-	(67,247)	(67,247)
Other financial costs	(22,001)	-	(22,001)
Net result (i)	95,219	196,687	291,906
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	11,390	-	11,390
Interest and allowances generated by operating assets	(7,626)	-	(7,626)
Interest expenses	(105,357)	-	(105,357)
Lease liabilities interest	(3,373)	-	(3,373)
Foreign exchange, net	103,985	-	103,985
Fair value gain on financial assets at fair value through profit or gain	-	44,898	44,898
Gain from repurchase of Non-convertible Notes	18,213	-	18,213
Gain from commodity derivative financial instruments	-	4,711	4,711
Gain from derivative financial instruments (except commodities)	-	15,332	15,332
Other financial costs	(17,283)	-	(17,283)
Net result (i)	(51)	64,941	64,890

Schedule of changes in Level 3 instruments
	Investments in financial assets - Others	Total
Balances at June 30, 2023	-	-
Additions and acquisitions	35	35
Balances at June 30, 2024	35	35
Gain for the year (i)	(35)	(35)
Balances at June 30, 2025	-	-

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments – Swaps	Theoretical price	Underlying asset price and volatility	Level 2	-
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-